Accounts Receivable (Details) - Schedule of an Aged Analysis of Accounts Receivables - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	$ 4,889,970	$ 6,531,667
Allowance for credit losses	(82,032)	(46,722)
Accounts receivable, Net	4,807,938	$ 6,484,945
Within 90 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	3,526,922
Allowance for credit losses
Accounts receivable, Net	3,526,922
91-180 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	605,879
Allowance for credit losses
Accounts receivable, Net	605,879
181-365 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	108,973
Allowance for credit losses	(5,448)
Accounts receivable, Net	103,525
Greater than 1 year [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, Gross	648,196
Allowance for credit losses	(76,584)
Accounts receivable, Net	$ 571,612